Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - Net carrying amount [member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 3,284	$ 4,046
Interest receivable	4	21
Tax receivable, other than income tax	552	821
Loans to customers	117	119
Prepaid expenses	354	563
Other receivables	522	616
Current trade and other receivable	$ 4,833	$ 6,187